Prepaid expenses (Details - Prepaid expenses) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Interim Period, Costs Not Allocable [Line Items]
Prepaid expenses	$ 317,020	$ 74,129
Insurance [Member]
Interim Period, Costs Not Allocable [Line Items]
Prepaid expenses	180,970	19,807
Legal Retainer [Member]
Interim Period, Costs Not Allocable [Line Items]
Prepaid expenses		30,000
Security Deposit [Member]
Interim Period, Costs Not Allocable [Line Items]
Prepaid expenses		7,819
Advertising And Marketing [Member]
Interim Period, Costs Not Allocable [Line Items]
Prepaid expenses	18,345
Other Prepaid Operating Expenses [Member]
Interim Period, Costs Not Allocable [Line Items]
Prepaid expenses	94,705	16,503
Deposit On Purchase Of Inventories [Member]
Interim Period, Costs Not Allocable [Line Items]
Prepaid expenses	$ 23,000